Schedule of intangible assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Software development costs	$ 3,834,427	$ 4,930,690	$ 3,486,415
Accumulated amortization	(1,287,506)	(1,655,604)	(1,088,395)
Intangible assets, net of accumulated amortization	$ 2,546,921	$ 3,275,086	$ 2,398,020